DEBT (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 20, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 20, 2020	May 23, 2019	May 05, 2019
Debt Instrument [Line Items]
Long-term Line of Credit		$ 300,000,000.0	$ 300,000,000.0
Line of Credit Facility, Interest Rate During Period		2.90%	4.30%
Withdrawn term loan		$ 65,000,000	$ 50,000,000.0
Short-term debt, outstanding		$ 39,781,000	37,963,000
CIB Long-Term Debt [Member]
Debt Instrument [Line Items]
Debt maturity date		Jul. 20, 2021
Debt obligation		$ 21,000,000
Repayments of Debt		11,000,000
Remaining debt obligation amount		$ 10
Debt interest rate		4.40%
Long-term Debt, Description		% per annum over 6 months LIBOR (to be settled on quarterly basis) plus 50 basis points per annum. As of June 30, 2020, this resulted in an interest rate of
CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt maturity date		Sep. 16, 2020
Debt obligation		$ 2,600,000
Debt interest rate		2.00%
Short term debt description		The U.S. Dollar time loan facility accrues interest at 2.25% per annum over 3 months LIBOR plus 50 basis points per annum of the Highest Monthly Debit Balance (“HMDB”) commission. The Egyptian Pound time loan and overdraft facilities accrue interest at 0.75% per annum over Corridor Offer Rate plus 50 basis points per annum, HMDB commission
CIB Short-Term Debt [Member] | Letters of Guarantee [Member]
Debt Instrument [Line Items]
Debt obligation		$ 8,500,000
CIB Short-Term Debt [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Debt obligation		1,300,000
CIB Short-Term Debt One [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Debt obligation		2,000,000.0
CIB Short-Term Debt One [Member] | Egyptian [Member] | Loan Overdraft Facility [Member]
Debt Instrument [Line Items]
Debt obligation		$ 7,800,000
ABK Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt maturity date		Sep. 16, 2020
Debt obligation		$ 3,100,000
Debt interest rate		10.90%
Short term debt description		The ABK Short-Term Debt accrues interest at 1.65% per annum over Corridor Offer Rate
ABK Short-Term Debt [Member] | Letters of Guarantee [Member]
Debt Instrument [Line Items]
Debt obligation		$ 200,000
Short-term debt, outstanding		200,000
Debt, available balance		0
ABK Short-Term Debt [Member] | Time Loan Facility [Member]
Debt Instrument [Line Items]
Debt obligation		3,200,000
Short-term debt, outstanding		2,900,000
Debt, available balance		0
CIB Short-Term and ABK Short Term Debt [Member]
Debt Instrument [Line Items]
Working capital facility		800,000
Utilized working capital facility		800,000
Available working capital facility		0
Time Loan Facility [Member] | CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt obligation		$ 1,500,000
Debt interest rate		4.60%
Short-term debt, outstanding		$ 200,000
Time Loan Facility [Member] | CIB Short-Term Debt [Member] | Letters of Guarantee [Member]
Debt Instrument [Line Items]
Debt obligation		13,800,000
Short-term debt, outstanding		5,300,000
Time Loan Facility [Member] | CIB Short-Term Debt [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Debt obligation		$ 2,000,000
Debt interest rate		10.60%
Short-term debt, outstanding		$ 0
Time Loan Facility [Member] | CIB Short-Term Debt One [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Debt obligation		10,000,000
Short-term debt, outstanding		2,200,000
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period	2.40%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period	2.70%
Term Loan [Member]
Debt Instrument [Line Items]
Term of agreements	2025
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Term of agreements	2023
Long-term Line of Credit	$ 65,000,000.0
Commitment fee percentage	0.60%
Debt maturity date	May 06, 2023
Prepayment under revolving credit facility, description	The Company is permitted to make any prepayment under this RCF in multiples of $5.0 million during this 4-year period up to May 6, 2023
Prepayment of borrowings	$ 5,000,000.0
Line of credit available to be drawn		0	15,000,000.0
Secured Facilities Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	525,000,000.0			$ 520,600,000	$ 485,000,000.0	$ 450,000,000.0
Reduced term loan amount				520,600,000
Term loan amount				300,000,000.0
Working capital facility	155,600,000	$ 24,400,000	$ 30,400,000
Service coverage ratio, description		The Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00. The Company was in compliance with all financial covenants as of both June 30, 2020 and December 31, 2019	The Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00. The Company was in compliance with all financial covenants as of both June 30, 2020 and December 31, 2019
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member]
Debt Instrument [Line Items]
Working capital facility		$ 19,400,000	$ 24,100,000
Utilized working capital facility		5,000,000.0	6,300,000
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | QATAR
Debt Instrument [Line Items]
Working capital facility			16,400,000	$ 10,400,000
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | UNITED ARAB EMIRATES
Debt Instrument [Line Items]
Working capital facility		13,900,000	13,900,000
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | KUWAIT
Debt Instrument [Line Items]
Working capital facility		100,000	100,000
Secured Facilities Agreement [Member] | Lenders [Member]
Debt Instrument [Line Items]
Working capital facility		$ 127,400,000	134,200,000
Line of credit, description		letters of guarantee and letters of credit and refinancing letters of credit over a period of one year, which carries an interest rate equal to three-month U.S. Dollar LIBOR for the applicable interest period, plus a margin of 1.00% to 1.25% per annum.
Utilized working capital facility		$ 28,200,000	$ 25,800,000
Incremental Facilities Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 40,000,000.0				$ 35,000,000.0